Significant Accounting Policies - Schedule of Geographical Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 7,403,835	$ 4,572,290	$ 5,733,976
Revenue from customer geographical area , percentage	100.00%	100.00%	100.00%
Malaysia [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 1,955,121	$ 1,422,328	$ 2,440,335
Revenue from customer geographical area , percentage	26.41%	31.11%	42.56%
Singapore [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 1,578,259	$ 1,799,426	$ 1,810,849
Revenue from customer geographical area , percentage	21.32%	39.36%	31.58%
Australia [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 2,371,481	$ 1,341,868	$ 907,506
Revenue from customer geographical area , percentage	32.03%	29.35%	15.83%
China [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount	$ 1,498,974
Revenue from customer geographical area , percentage	20.25%
United States [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount			$ 321,851
Revenue from customer geographical area , percentage			5.61%
South Asia region [Member]
Schedule of Geographical Areas [Line Items]
Revenue from customer geographical area , amount		$ 8,668	$ 253,435
Revenue from customer geographical area , percentage		0.18%	4.42%